INCOME TAXES (Details Narrative ) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense	$ 1,122,283	$ 1,162,556
Value-added Tax, Percentage	6.00%
Tax Paybale	$ 711,841	$ 828,695
Singapore [Member]
Income Tax Rate	17.00%
Hong Kong [Member]
Income Tax Rate	16.50%
China [Member] | Minimum [Member]
Income Tax Rate	9.00%
China [Member] | Maximum [Member]
Income Tax Rate	25.00%
United States of America [Member]
Income Tax Rate	21.00%
Net Operating Loss Carryforwards	$ 985,317
Net Operating Loss Carryforwards Begin	2041